INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory

	March 31,	March 31,
	2022	2021

Purchase cost of lands	$–	$758,704
Accumulated carrying costs	–	80,686
	–	839,390
Less: inventory reserves	–	–
Inventory, net	$–	$839,390